CASH DIVIDEND (Details) $ / shares in Units, ¥ in Millions, $ in Millions	3 Months Ended
	Mar. 20, 2025 USD ($) $ / shares	Sep. 30, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) $ / shares	Mar. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Cash Dividend
Dividends payable			¥ 2,085		¥ 0	$ 0
2022 Q1 dividends
Cash Dividend
Declaration date				Mar. 03, 2022
Record date				Mar. 24, 2022
Cash dividends declared (in $ per share)				$ 0.021
Dividends payable | ¥				$ 416
2023 Q4 dividends
Cash Dividend
Declaration date			Nov. 29, 2023
Record date			Jan. 10, 2024
Cash dividends declared (in $ per share)			¥ 0.093
Dividends payable | ¥			¥ 2,091
2024 Q3 dividends
Cash Dividend
Declaration date		Jul. 23, 2024
Record date		Aug. 14, 2024
Cash dividends declared (in $ per share)		$ 0.063
Dividends payable | ¥		$ 1,389
2025 Q1 dividends | Subsequent Event
Cash Dividend
Declaration date	Mar. 20, 2025
Record date	Apr. 09, 2025
Cash dividends declared (in $ per share)	$ 0.097
Dividends payable | $	$ 300
ADS | 2023 Q4 dividends
Cash Dividend
Cash dividends declared (in $ per share)			¥ 0.93
ADS | 2024 Q3 dividends
Cash Dividend
Cash dividends declared (in $ per share)		$ 0.63
ADS | 2025 Q1 dividends | Subsequent Event
Cash Dividend
Cash dividends declared (in $ per share)	$ 0.97